Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
National corporation tax	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%
Net changes in total valuation allowance	¥ 1,759	¥ 2,132	¥ 13,595
Decrease in total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards	3,660	1,465	1,742
Increase in valuation allowance	4,125	2,120	1,947
Decrease in valuation allowance	3,612	1,492	1,511
Net changes in valuation allowance	513	¥ 628	¥ 436
Net operating loss carryforwards	¥ 440,411